Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	Oct. 31, 2015	Apr. 30, 2020	Jan. 31, 2016	Jul. 31, 2020	Apr. 30, 2016	Oct. 31, 2020	Jul. 31, 2016	Jan. 31, 2021	Oct. 31, 2016	Apr. 30, 2021	Jan. 31, 2017	Jul. 31, 2021	Apr. 30, 2017	Oct. 31, 2021	Jul. 31, 2017	Jan. 31, 2022	Oct. 31, 2017	Apr. 30, 2022	Jan. 31, 2018	Jul. 31, 2022	Apr. 30, 2018	Oct. 31, 2022	Jul. 31, 2018	Jan. 31, 2023	Oct. 31, 2018	Apr. 30, 2023	Jan. 31, 2019	Jul. 31, 2023	Apr. 30, 2019	Oct. 31, 2023	Jul. 31, 2019	Jan. 31, 2024	Oct. 31, 2019	Apr. 30, 2024	Jan. 31, 2020	Jul. 31, 2024	Apr. 30, 2020	Oct. 31, 2024	Jul. 31, 2020	Jan. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	Jan. 31, 2021	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000040834
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,095		$ 9,642		$ 9,696		$ 9,803		$ 10,304		$ 11,015		$ 11,912		$ 12,404		$ 13,271		$ 12,769		$ 12,658		$ 11,321		$ 11,476		$ 12,132		$ 11,787		$ 12,512		$ 12,758		$ 10,700		$ 11,994		$ 11,841		$ 14,301		$ 15,565		$ 15,696	$ 16,054	$ 15,766	$ 14,101	$ 13,639	$ 12,411	$ 14,775	$ 14,962	$ 15,559	$ 13,892	$ 15,588	$ 16,123	$ 17,065	$ 16,759	$ 16,979	$ 17,930	$ 18,985	$ 20,690
C000159131
Account Value [Line Items]
Accumulated Value		10,000		9,084		9,621		9,674		9,781		10,262		10,976		11,843		12,337		13,194		12,692		12,569		11,228		11,371		12,016		11,671		12,374		12,620		10,574		11,844		11,691		14,104		15,340		15,459	15,792	15,495	13,842	13,378	12,177	14,475	14,644	15,227	13,589	15,227	15,734	16,649	16,340	16,552	17,461	18,471	20,125
C000159132
Account Value [Line Items]
Accumulated Value		500,000		454,798		482,117		485,332		490,688		515,835		552,092		596,589		621,859		665,968		640,763		635,722		568,509		576,939		609,957		593,159		629,072		642,033		538,480		603,571		596,470		720,272		784,658		791,277	809,329	794,829	711,421	688,116	626,787	746,512	755,937	786,728	702,525	787,985	815,001	863,245	848,450	859,412	907,560	961,645	1,048,707
C000219339
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,050		$ 13,532		$ 13,386		$ 16,194		$ 17,679		$ 17,854		$ 18,286		$ 18,002		$ 16,134		$ 15,635		$ 14,266		$ 17,010		$ 17,252		$ 17,981		$ 16,081		$ 18,077		$ 18,724		$ 19,855		$ 19,547		$ 19,860		$ 20,999		$ 22,274		$ 24,339
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251	15,441	14,728	13,619	13,068	11,889	14,311	14,765	15,262	13,602	15,744	16,135	16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251	15,441	14,728	13,619	13,068	11,889	14,311	14,765	15,262	13,602	15,744	16,135	16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 450,474		$ 484,631		$ 487,630		$ 483,867		$ 504,673		$ 539,365		$ 574,273		$ 597,274		$ 643,985		$ 617,622		$ 611,043		$ 556,334		$ 563,404		$ 597,756		$ 595,153		$ 617,775		$ 631,569		$ 529,962		$ 585,199		$ 575,368		$ 688,048		$ 741,310		$ 762,569	$ 772,032	$ 736,397	$ 680,927	$ 653,389	$ 594,473	$ 715,568	$ 738,272	$ 763,125	$ 680,083	$ 787,197	$ 806,767	$ 848,676	$ 836,271	$ 855,320	$ 908,167	$ 957,019	$ 1,028,879
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,700		$ 12,919		$ 12,702		$ 15,190		$ 16,365		$ 16,835		$ 17,044		$ 16,257		$ 15,032		$ 14,424		$ 13,124		$ 15,797		$ 16,298		$ 16,847		$ 15,014		$ 17,378		$ 17,810		$ 18,736		$ 18,462		$ 18,882		$ 20,049		$ 21,127		$ 22,714